Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance
The following table sets forth SEC required information with respect to the Company’s financial performance and the compensation paid to our Principle Executive Officer(s) (each, a PEO) and our non-PEO
NEOs for the fiscal years ended on December 31, 2020, December 31, 2021, December 31, 2022 and December 31, 2023.

							VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO A (1)(2)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO B (3)	COMPENSATION ACTUALLY PAID TO PEO A (1)(2)(5)(7)	COMPENSATION ACTUALLY PAID TO PEO B (3)(5)(8)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs (4)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs (4)(5)(9)	TOTAL SHAREHOLDER RETURN (6)	PEER GROUP TOTAL SHAREHOLDER RETURN (6)	NET INCOME (LOSS) (10)	ADJUSTED PROPERTY EBITDAR (11)

2023	-	$16,152,634	-	$17,456,662	$4,621,082	$5,238,530	$66.70	$75.96	$729,994,000	$2,114,943,000

2022	$7,830,157	$12,229,087	$(698,593)	$6,644,349	$5,265,417	$5,161,405	$59.91	$58.28	$(423,856,000)	$725,387,000

2021	$12,928,747	-	$7,935,501	-	$6,936,390	$7,397,174	$61.77	$78.17	$(755,786,000)	$569,441,000

2020	$24,571,980	-	$7,387,812	-	$5,210,698	$4,256,704	$81.96	$89.66	$(2,067,245,000)	$(324,305,000)
(1) Effective February 1, 2022, Mr. Billings (“PEO B”) succeeded Mr. Maddox (“PEO A”) as the Company’s Chief Executive Officer and the Principal Executive Officer. For the year 2022, the amounts set forth in these columns reflect Mr. Maddox’s compensation for the period between January 1, 2022 and January 31, 2022, including severance. Mr. Maddox was the PEO of the Company for fiscal years 2021 and 2020. Mr. Billings was the Company’s Chief Executive Officer and the Principal Executive Officer for 2023 and February 1, 2022 through December 31, 2022 for 2022.
(2) For the year 2022, compensation information for Mr. Maddox includes consideration of the terms set forth in the Maddox Transition Agreement, including forfeitures.
(3) The amounts set forth in these columns reflect Mr. Billings’ total compensation. For fiscal year 2022, such amounts include compensation Mr. Billings received as the Company’s Chief Financial Officer for the period between January 1, 2022 and January 31, 2022.
(4) Effective February 1, 2022, Mr. Billings was named the PEO and was excluded from the list of
Non-PEO
NEOs. Mr. Billings’ compensation is included in PEO columns. Effective April 18, 2022,
Ms. Cameron-Doe
was appointed as the Company’s Chief Financial Officer and was named a NEO. For 2023 and 2022, the Company’s NEOs were
Ms. Cameron-Doe,
who joined the Company on April 18, 2022, and Ms. Whittemore. For 2021 and 2020, the Company’s NEOs were Mr. Billings and Ms. Whittemore.
(5) In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant other than the stock price of a subsidiary used in the valuation of subsidiary stock options. NEOs do not receive pension benefits.
(6) The Company TSR and the TSR of the Dow Jones Gambling Index (Ticker: DJUSCA), the Company’s peer group, reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100, including the reinvestment of dividends, on the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.
(7) The “Compensation Actually Paid” to PEO A reflects the following adjustments made to the “Total Compensation” amounts reported in the Summary Compensation Table, computed in accordance with Item 402(v) of Regulation
S-K:
(i) For the 2022 fiscal year, $(2,111,462) represents a change in fair value of equity awards at either the vesting date or December 31, 2022 in the case of unexercised stock options. Of this amount, option awards granted during 2022 with an aggregate grant date fair value of $89,328 were remeasured at $86,950, for a change of $(2,378) as of December 31, 2022, $(2,152,078) was granted prior to 2022 and is outstanding at December 31, 2022, and $42,994 was granted prior to 2022 and vested in 2022; and $(6,417,288) represents the reversal of compensation actually paid related to the forfeiture of previously granted equity awards upon separation from the Company;
(ii) For the 2021 fiscal year, $(4,993,246) represents a change in fair value of equity awards at either the vesting date or December 31, 2021 in the case of unvested restricted stock and unexercised stock options. Of this amount, stock awards granted during 2021 with an aggregate grant date fair value of $8,500,202 were remeasured at $7,223,292, for a change of $(1,276,910) as of December 31, 2021, $(2,345,317) was granted prior to 2021 and is outstanding at December 31, 2021, and $(1,371,019) was granted prior to 2021 and vested in 2021; and
(iii) For the 2020 fiscal year, $(10,816,043) represents a change in fair value of equity awards at either the vesting date or December 31, 2020 in the case of unvested restricted stock and unexercised stock options. Of this amount, stock awards granted during 2020 with an aggregate grant date fair value of $20,283,231 and option awards granted during 2020 with an aggregate grant date fair value of $699,218 were remeasured at $12,890,171 and $699,226, respectively, for a change of $(7,393,052) as of December 31, 2020, $384,789 was granted in 2020 and vested in 2020, $(2,938,406) was granted prior to 2020 and is outstanding at December 31, 2020, and $(7,237,500) was granted prior to 2020 and vested in 2020; and $(6,368,125) represents the reversal of compensation actually paid related to the cancellation of equity awards granted in 2020.
(8) The “Compensation Actually Paid” to PEO B reflects the following adjustments made to the “Total Compensation” amounts reported in the Summary Compensation Table, computed in accordance with Item 402(v) of Regulation
S-K:
(i) For the 2023 fiscal year, $1,304,029 represents a change in fair value of equity awards at either the vesting date or December 31, 2023 in the case of unvested restricted stock awards and unexercised stock options. Of this amount, stock awards granted during 2023 with an aggregate grant date fair value of $11,483,057 were remeasured at $10,792,829, for a change of $(690,228), as of December 31, 2023, $695,481 was granted prior to 2023 and is outstanding at December 31, 2023, and $1,298,776 was granted prior to 2023 and vested in 2023.
(ii) For the 2022 fiscal year, $(5,584,738) represents a change in fair value of equity awards at either the vesting date or December 31, 2022 in the case of unvested restricted stock awards and unexercised stock options. Of this amount, stock awards granted during 2022 with an aggregate grant date fair value of $8,575,772 and option awards granted during 2022 with an aggregate grant date fair value of $454,641 were remeasured at $8,313,764 and $86,950, respectively, for a change of $(629,668), as of December 31, 2022, $709,252 was granted in 2022 and vested in 2022, $(5,306,762) was granted prior to 2022 and is outstanding at December 31, 2022, and $(357,560) was granted prior to 2022 and vested in 2022.
(9) The “Compensation Actually Paid” to the
non-PEOs
reflects the following adjustments made to the “Total Compensation” amounts reported in the Summary Compensation Table, computed in accordance with Item 402(v) of Regulation
S-K:
(i) For the 2023 fiscal year, $617,448 represents a change in the fair value of equity awards at either the vesting date or December 31, 2023 in the case of unvested restricted stock awards and unexercised stock options. Of this amount, stock awards granted during 2023 with an average aggregate grant date fair value of $2,679,040 were remeasured at $2,550,185, for a change of $(128,854), as of December 31, 2023, $219,872 was granted prior to 2023 and is outstanding at December 31, 2023, and $526,430 was granted prior to 2023 and vested in 2023.
(ii) For the 2022 fiscal year, $(80,116) represents a change in the fair value of equity awards at either the vesting date or December 31, 2022 in the case of unvested restricted stock awards and unexercised stock options. Of this amount, stock awards granted during 2022 with an average aggregate grant date fair value of $3,518,517 and option awards granted during 2022 with an average aggregate grant date fair value of $250,570 were remeasured at $3,765,467, for a change of $(3,620), as of December 31, 2022, $337,759 was granted in 2022 and vested in 2022, $(390,246) was granted prior to 2022 and is outstanding at December 31, 2022, and $(24,009) was granted prior to 2022 and vested in 2022; and $(23,896) represents the reversal of compensation actually paid related to the forfeiture on previously granted performance-based restricted stock that did not vest due to not meeting the performance criteria;
(iii) For the 2021 fiscal year, $460,784 represents a change in fair value of equity awards at either the vesting date or December 31, 2021 in the case of unvested restricted stock and unexercised stock options. Of this amount, stock awards granted during 2021 with an average aggregate grant date fair value of $5,068,395 were remeasured at $4,480,563, for a change of $(587,832), as of December 31, 2021, $1,199,493 was granted prior to 2021 and is outstanding at December 31, 2021, and $(150,877) was granted prior to 2021 and vested in 2021; and
(iv) For the 2020 fiscal year, $(953,994) represents a change in fair value of equity awards at either the vesting date or December 31, 2020 in the case of unvested restricted stock and unexercised stock options. Of this amount, stock awards granted during 2020 with an average aggregate grant date fair value of $2,831,942 and option awards granted during 2020 with an average aggregate grant date fair value of $961,516 were remeasured at $3,742,798, for a change of $(50,660), as of December 31, 2020, $101,575 was granted in 2020 and vested in 2020, $(596,615) was granted prior to 2020 and is outstanding at December 31, 2020, and $(408,294) was granted prior to 2020 and vested in 2020.
(10) The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(11) We have selected Adjusted Property EBITDAR as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2023. See “2023 Highlights” for a definition of Adjusted Property EBITDAR.

Company Selected Measure Name			Adjusted Property EBITDAR
Named Executive Officers, Footnote	Effective February 1, 2022, Mr. Billings was named the PEO and was excluded from the list of
Non-PEO
NEOs. Mr. Billings’ compensation is included in PEO columns. Effective April 18, 2022,
Ms. Cameron-Doe
was appointed as the Company’s Chief Financial Officer and was named a NEO. For 2023 and 2022, the Company’s NEOs were
Ms. Cameron-Doe,
			who joined the Company on April 18, 2022, and Ms. Whittemore. For 2021 and 2020, the Company’s NEOs were Mr. Billings and Ms. Whittemore.
Peer Group Issuers, Footnote	The Company TSR and the TSR of the Dow Jones Gambling Index (Ticker: DJUSCA), the Company’s peer group, reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100, including the reinvestment of dividends, on the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.

Adjustment To PEO Compensation, Footnote
(7) The “Compensation Actually Paid” to PEO A reflects the following adjustments made to the “Total Compensation” amounts reported in the Summary Compensation Table, computed in accordance with Item 402(v) of Regulation
S-K:
(i) For the 2022 fiscal year, $(2,111,462) represents a change in fair value of equity awards at either the vesting date or December 31, 2022 in the case of unexercised stock options. Of this amount, option awards granted during 2022 with an aggregate grant date fair value of $89,328 were remeasured at $86,950, for a change of $(2,378) as of December 31, 2022, $(2,152,078) was granted prior to 2022 and is outstanding at December 31, 2022, and $42,994 was granted prior to 2022 and vested in 2022; and $(6,417,288) represents the reversal of compensation actually paid related to the forfeiture of previously granted equity awards upon separation from the Company;
(ii) For the 2021 fiscal year, $(4,993,246) represents a change in fair value of equity awards at either the vesting date or December 31, 2021 in the case of unvested restricted stock and unexercised stock options. Of this amount, stock awards granted during 2021 with an aggregate grant date fair value of $8,500,202 were remeasured at $7,223,292, for a change of $(1,276,910) as of December 31, 2021, $(2,345,317) was granted prior to 2021 and is outstanding at December 31, 2021, and $(1,371,019) was granted prior to 2021 and vested in 2021; and
(iii) For the 2020 fiscal year, $(10,816,043) represents a change in fair value of equity awards at either the vesting date or December 31, 2020 in the case of unvested restricted stock and unexercised stock options. Of this amount, stock awards granted during 2020 with an aggregate grant date fair value of $20,283,231 and option awards granted during 2020 with an aggregate grant date fair value of $699,218 were remeasured at $12,890,171 and $699,226, respectively, for a change of $(7,393,052) as of December 31, 2020, $384,789 was granted in 2020 and vested in 2020, $(2,938,406) was granted prior to 2020 and is outstanding at December 31, 2020, and $(7,237,500) was granted prior to 2020 and vested in 2020; and $(6,368,125) represents the reversal of compensation actually paid related to the cancellation of equity awards granted in 2020.
(8) The “Compensation Actually Paid” to PEO B reflects the following adjustments made to the “Total Compensation” amounts reported in the Summary Compensation Table, computed in accordance with Item 402(v) of Regulation
S-K:
(i) For the 2023 fiscal year, $1,304,029 represents a change in fair value of equity awards at either the vesting date or December 31, 2023 in the case of unvested restricted stock awards and unexercised stock options. Of this amount, stock awards granted during 2023 with an aggregate grant date fair value of $11,483,057 were remeasured at $10,792,829, for a change of $(690,228), as of December 31, 2023, $695,481 was granted prior to 2023 and is outstanding at December 31, 2023, and $1,298,776 was granted prior to 2023 and vested in 2023.
(ii) For the 2022 fiscal year, $(5,584,738) represents a change in fair value of equity awards at either the vesting date or December 31, 2022 in the case of unvested restricted stock awards and unexercised stock options. Of this amount, stock awards granted during 2022 with an aggregate grant date fair value of $8,575,772 and option awards granted during 2022 with an aggregate grant date fair value of $454,641 were remeasured at $8,313,764 and $86,950, respectively, for a change of $(629,668), as of December 31, 2022, $709,252 was granted in 2022 and vested in 2022, $(5,306,762) was granted prior to 2022 and is outstanding at December 31, 2022, and $(357,560) was granted prior to 2022 and vested in 2022.
(9) The “Compensation Actually Paid” to the
non-PEOs
reflects the following adjustments made to the “Total Compensation” amounts reported in the Summary Compensation Table, computed in accordance with Item 402(v) of Regulation
S-K:
(i) For the 2023 fiscal year, $617,448 represents a change in the fair value of equity awards at either the vesting date or December 31, 2023 in the case of unvested restricted stock awards and unexercised stock options. Of this amount, stock awards granted during 2023 with an average aggregate grant date fair value of $2,679,040 were remeasured at $2,550,185, for a change of $(128,854), as of December 31, 2023, $219,872 was granted prior to 2023 and is outstanding at December 31, 2023, and $526,430 was granted prior to 2023 and vested in 2023.
(ii) For the 2022 fiscal year, $(80,116) represents a change in the fair value of equity awards at either the vesting date or December 31, 2022 in the case of unvested restricted stock awards and unexercised stock options. Of this amount, stock awards granted during 2022 with an average aggregate grant date fair value of $3,518,517 and option awards granted during 2022 with an average aggregate grant date fair value of $250,570 were remeasured at $3,765,467, for a change of $(3,620), as of December 31, 2022, $337,759 was granted in 2022 and vested in 2022, $(390,246) was granted prior to 2022 and is outstanding at December 31, 2022, and $(24,009) was granted prior to 2022 and vested in 2022; and $(23,896) represents the reversal of compensation actually paid related to the forfeiture on previously granted performance-based restricted stock that did not vest due to not meeting the performance criteria;
(iii) For the 2021 fiscal year, $460,784 represents a change in fair value of equity awards at either the vesting date or December 31, 2021 in the case of unvested restricted stock and unexercised stock options. Of this amount, stock awards granted during 2021 with an average aggregate grant date fair value of $5,068,395 were remeasured at $4,480,563, for a change of $(587,832), as of December 31, 2021, $1,199,493 was granted prior to 2021 and is outstanding at December 31, 2021, and $(150,877) was granted prior to 2021 and vested in 2021; and
(iv) For the 2020 fiscal year, $(953,994) represents a change in fair value of equity awards at either the vesting date or December 31, 2020 in the case of unvested restricted stock and unexercised stock options. Of this amount, stock awards granted during 2020 with an average aggregate grant date fair value of $2,831,942 and option awards granted during 2020 with an average aggregate grant date fair value of $961,516 were remeasured at $3,742,798, for a change of $(50,660), as of December 31, 2020, $101,575 was granted in 2020 and vested in 2020, $(596,615) was granted prior to 2020 and is outstanding at December 31, 2020, and $(408,294) was granted prior to 2020 and vested in 2020.

Non-PEO NEO Average Total Compensation Amount			$ 4,621,082	$ 5,265,417	$ 6,936,390	$ 5,210,698
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,238,530	5,161,405	7,397,174	4,256,704
Adjustment to Non-PEO NEO Compensation Footnote
(7) The “Compensation Actually Paid” to PEO A reflects the following adjustments made to the “Total Compensation” amounts reported in the Summary Compensation Table, computed in accordance with Item 402(v) of Regulation
S-K:
(i) For the 2022 fiscal year, $(2,111,462) represents a change in fair value of equity awards at either the vesting date or December 31, 2022 in the case of unexercised stock options. Of this amount, option awards granted during 2022 with an aggregate grant date fair value of $89,328 were remeasured at $86,950, for a change of $(2,378) as of December 31, 2022, $(2,152,078) was granted prior to 2022 and is outstanding at December 31, 2022, and $42,994 was granted prior to 2022 and vested in 2022; and $(6,417,288) represents the reversal of compensation actually paid related to the forfeiture of previously granted equity awards upon separation from the Company;
(ii) For the 2021 fiscal year, $(4,993,246) represents a change in fair value of equity awards at either the vesting date or December 31, 2021 in the case of unvested restricted stock and unexercised stock options. Of this amount, stock awards granted during 2021 with an aggregate grant date fair value of $8,500,202 were remeasured at $7,223,292, for a change of $(1,276,910) as of December 31, 2021, $(2,345,317) was granted prior to 2021 and is outstanding at December 31, 2021, and $(1,371,019) was granted prior to 2021 and vested in 2021; and
(iii) For the 2020 fiscal year, $(10,816,043) represents a change in fair value of equity awards at either the vesting date or December 31, 2020 in the case of unvested restricted stock and unexercised stock options. Of this amount, stock awards granted during 2020 with an aggregate grant date fair value of $20,283,231 and option awards granted during 2020 with an aggregate grant date fair value of $699,218 were remeasured at $12,890,171 and $699,226, respectively, for a change of $(7,393,052) as of December 31, 2020, $384,789 was granted in 2020 and vested in 2020, $(2,938,406) was granted prior to 2020 and is outstanding at December 31, 2020, and $(7,237,500) was granted prior to 2020 and vested in 2020; and $(6,368,125) represents the reversal of compensation actually paid related to the cancellation of equity awards granted in 2020.
(8) The “Compensation Actually Paid” to PEO B reflects the following adjustments made to the “Total Compensation” amounts reported in the Summary Compensation Table, computed in accordance with Item 402(v) of Regulation
S-K:
(i) For the 2023 fiscal year, $1,304,029 represents a change in fair value of equity awards at either the vesting date or December 31, 2023 in the case of unvested restricted stock awards and unexercised stock options. Of this amount, stock awards granted during 2023 with an aggregate grant date fair value of $11,483,057 were remeasured at $10,792,829, for a change of $(690,228), as of December 31, 2023, $695,481 was granted prior to 2023 and is outstanding at December 31, 2023, and $1,298,776 was granted prior to 2023 and vested in 2023.
(ii) For the 2022 fiscal year, $(5,584,738) represents a change in fair value of equity awards at either the vesting date or December 31, 2022 in the case of unvested restricted stock awards and unexercised stock options. Of this amount, stock awards granted during 2022 with an aggregate grant date fair value of $8,575,772 and option awards granted during 2022 with an aggregate grant date fair value of $454,641 were remeasured at $8,313,764 and $86,950, respectively, for a change of $(629,668), as of December 31, 2022, $709,252 was granted in 2022 and vested in 2022, $(5,306,762) was granted prior to 2022 and is outstanding at December 31, 2022, and $(357,560) was granted prior to 2022 and vested in 2022.
(9) The “Compensation Actually Paid” to the
non-PEOs
reflects the following adjustments made to the “Total Compensation” amounts reported in the Summary Compensation Table, computed in accordance with Item 402(v) of Regulation
S-K:
(i) For the 2023 fiscal year, $617,448 represents a change in the fair value of equity awards at either the vesting date or December 31, 2023 in the case of unvested restricted stock awards and unexercised stock options. Of this amount, stock awards granted during 2023 with an average aggregate grant date fair value of $2,679,040 were remeasured at $2,550,185, for a change of $(128,854), as of December 31, 2023, $219,872 was granted prior to 2023 and is outstanding at December 31, 2023, and $526,430 was granted prior to 2023 and vested in 2023.
(ii) For the 2022 fiscal year, $(80,116) represents a change in the fair value of equity awards at either the vesting date or December 31, 2022 in the case of unvested restricted stock awards and unexercised stock options. Of this amount, stock awards granted during 2022 with an average aggregate grant date fair value of $3,518,517 and option awards granted during 2022 with an average aggregate grant date fair value of $250,570 were remeasured at $3,765,467, for a change of $(3,620), as of December 31, 2022, $337,759 was granted in 2022 and vested in 2022, $(390,246) was granted prior to 2022 and is outstanding at December 31, 2022, and $(24,009) was granted prior to 2022 and vested in 2022; and $(23,896) represents the reversal of compensation actually paid related to the forfeiture on previously granted performance-based restricted stock that did not vest due to not meeting the performance criteria;
(iii) For the 2021 fiscal year, $460,784 represents a change in fair value of equity awards at either the vesting date or December 31, 2021 in the case of unvested restricted stock and unexercised stock options. Of this amount, stock awards granted during 2021 with an average aggregate grant date fair value of $5,068,395 were remeasured at $4,480,563, for a change of $(587,832), as of December 31, 2021, $1,199,493 was granted prior to 2021 and is outstanding at December 31, 2021, and $(150,877) was granted prior to 2021 and vested in 2021; and
(iv) For the 2020 fiscal year, $(953,994) represents a change in fair value of equity awards at either the vesting date or December 31, 2020 in the case of unvested restricted stock and unexercised stock options. Of this amount, stock awards granted during 2020 with an average aggregate grant date fair value of $2,831,942 and option awards granted during 2020 with an average aggregate grant date fair value of $961,516 were remeasured at $3,742,798, for a change of $(50,660), as of December 31, 2020, $101,575 was granted in 2020 and vested in 2020, $(596,615) was granted prior to 2020 and is outstanding at December 31, 2020, and $(408,294) was granted prior to 2020 and vested in 2020.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Relationship between executive compensation and performance
The following chart outlines the relationship among the Company’s key performance metrics and the aggregate “total compensation actually paid” to all NEOs for each applicable fiscal year.

Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay vs. Performance tabular list
The table below lists our most important performance measures used to link compensation actually paid for our NEOs to company performance, over the fiscal year ending December 31, 2023. The performance measures included in this table are not ranked by relative importance.

PERFORMANCE MEASURE

(1) Adjusted Property EBITDAR

(2) Market Share of Gross Gaming Revenues

(3) Achievement of Forbes Five-Star awards

Total Shareholder Return Amount			$ 66.7	59.91	61.77	81.96
Peer Group Total Shareholder Return Amount			75.96	58.28	78.17	89.66
Net Income (Loss)			$ 729,994,000	$ (423,856,000)	$ (755,786,000)	$ (2,067,245,000)
Company Selected Measure Amount			2,114,943,000	725,387,000	569,441,000	324,305,000
PEO Name	Mr. Maddox	Mr. Billings	Mr. Billings		Mr. Maddox	Mr. Maddox
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Property EBITDAR
Measure:: 2
Pay vs Performance Disclosure
Name			Market Share of Gross Gaming Revenues
Measure:: 3
Pay vs Performance Disclosure
Name			Achievement of Forbes Five-Star awards
Mr. Maddox [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 7,830,157	$ 12,928,747	$ 24,571,980
PEO Actually Paid Compensation Amount				(698,593)	7,935,501	7,387,812
Mr. Billings [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 16,152,634	12,229,087
PEO Actually Paid Compensation Amount			17,456,662	6,644,349
PEO | Mr. Maddox [Member] | Change In Fair Value Of Equity Awards At Either The Vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,111,462)	(4,993,246)	(10,816,043)
PEO | Mr. Maddox [Member] | Reversal Of Compensation Actually Paid Related To The Forfeiture [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(6,417,288)
PEO | Mr. Maddox [Member] | Aggregate Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				89,328	8,500,202	20,283,231
PEO | Mr. Maddox [Member] | Aggregate Grant Date Fair Value Remeasured [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				86,950	7,223,292	12,890,171
PEO | Mr. Maddox [Member] | Aggregate Grant Date Fair Value A Change [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,378)	(1,276,910)	(7,393,052)
PEO | Mr. Maddox [Member] | Granted Prior to 2022 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,152,078)
PEO | Mr. Maddox [Member] | Granted Prior To 2022 And Vested In 2022 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				42,994
PEO | Mr. Maddox [Member] | Granted Prior To 2020 And Vested In 2020 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						384,789
PEO | Mr. Maddox [Member] | Granted Prior To 2020 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(2,938,406)
PEO | Mr. Maddox [Member] | Granted prior to 2020 and vested in 2020 1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(7,237,500)
PEO | Mr. Maddox [Member] | Reversal Of Compensation Actually Paid Related To The Cancellation Of Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(6,368,125)
PEO | Mr. Maddox [Member] | Aggregate Grant Date Fair Value Remeasured 1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						699,226
PEO | Mr. Maddox [Member] | Aggregate Grant Date Fair Value 1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						699,218
PEO | Mr. Maddox [Member] | Granted Prior To 2021 And Vested In 2021 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,371,019)
PEO | Mr. Maddox [Member] | Granted Prior To 2021 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,345,317)
PEO | Mr. Billings [Member] | Change In Fair Value Of Equity Awards At Either The Vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,304,029	(5,584,738)
PEO | Mr. Billings [Member] | Aggregate Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,483,057	8,575,772
PEO | Mr. Billings [Member] | Aggregate Grant Date Fair Value Remeasured [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,792,829	8,313,764
PEO | Mr. Billings [Member] | Aggregate Grant Date Fair Value A Change [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(690,228)	(629,668)
PEO | Mr. Billings [Member] | Granted Prior to 2022 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(5,306,762)
PEO | Mr. Billings [Member] | Granted Prior To 2022 And Vested In 2022 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				709,252
PEO | Mr. Billings [Member] | Granted Prior To 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			695,481
PEO | Mr. Billings [Member] | Granted Prior To 2023 And Vested In 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,298,776
PEO | Mr. Billings [Member] | Option Awards Granted During 2022 With An Aggregate Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				454,641
PEO | Mr. Billings [Member] | Granted Prior To 2022 And Vested In 2022 1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(357,560)
PEO | Mr. Billings [Member] | Aggregate Grant Date Fair Value Remeasured 1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				86,950
Non-PEO NEO | Change In Fair Value Of Equity Awards At Either The Vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			617,448	(80,116)	460,784	(953,994)
Non-PEO NEO | Reversal Of Compensation Actually Paid Related To The Forfeiture [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(23,896)
Non-PEO NEO | Aggregate Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,679,040	3,518,517	5,068,395	2,831,942
Non-PEO NEO | Aggregate Grant Date Fair Value Remeasured [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,550,185	3,765,467	4,480,563	3,742,798
Non-PEO NEO | Aggregate Grant Date Fair Value A Change [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(128,854)	(3,620)	(587,832)	(50,660)
Non-PEO NEO | Granted Prior to 2022 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(390,246)
Non-PEO NEO | Granted Prior To 2022 And Vested In 2022 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				337,759
Non-PEO NEO | Granted Prior To 2020 And Vested In 2020 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						101,575
Non-PEO NEO | Granted Prior To 2020 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(596,615)
Non-PEO NEO | Granted prior to 2020 and vested in 2020 1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(408,294)
Non-PEO NEO | Granted Prior To 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			219,872
Non-PEO NEO | Granted Prior To 2023 And Vested In 2023 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 526,430
Non-PEO NEO | Granted Prior To 2022 And Vested In 2022 1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(24,009)
Non-PEO NEO | Aggregate Grant Date Fair Value 1 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 250,570		$ 961,516
Non-PEO NEO | Granted Prior To 2021 And Vested In 2021 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(150,877)
Non-PEO NEO | Granted Prior To 2021 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 1,199,493